Cover	Jun. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2024
Entity File Number	001-40061
Entity Registrant Name	CATCHA INVESTMENT CORP
Entity Central Index Key	0001838293
Entity Tax Identification Number	98-1574476
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Raffles Place #06-01
Entity Address, City or Town	Bharat Building
Entity Address, Country	SG
Entity Address, Postal Zip Code	048617
City Area Code	+65
Local Phone Number	6325-2788
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	CHAA
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false